Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

14. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2022 and June 30, 2023, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at December 31, 2022, the net accrued charter revenue, totaling ($20,349), comprises of $10,885 separately reflected in Current assets, $11,627 separately reflected in Non-current assets, and ($42,861) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2022 balance sheet. As at June 30, 2023, the net accrued charter revenue, totaling ($20,881), comprises of $10,158 separately reflected in Current assets, $12,509 separately reflected in Non-current assets, and ($43,548) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2023 balance sheet. The maturities of the net accrued charter revenue as of June 30 of each 12-month period presented below are as follows:

12-month period ending June 30,	Amount
2024	$(2,048)
2025	(7,807)
2026	(9,383)
2027	(1,643)
Total	$(20,881)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2022 and as of June 30, 2023, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the Time charter assumed liability associated with the acquisition of Polar Brasil discussed in Note 10, with charter party assumed at value below its fair market value at the date of delivery of the vessel. During the six-month period ended June 30, 2023, the amortization of the liability amounted to $69 and is included in Voyage revenue in the accompanying 2023 consolidated statement of income.

	December 31, 2022	June 30, 2023
Hires collected in advance	$16,906	$38,775
Charter revenue resulting from varying charter rates	42,861	43,548
Unamortized balance of charters assumed	-	1,381
Total	$59,767	$83,704
Less current portion	(25,227)	(52,362)
Non-current portion	$34,540	$31,342

The Company recorded $14,417 as unearned revenue related to voyage charter agreements in progress as of June 30, 2023, which will be recognized in earnings during the 12-month period following the balance sheet date, as the performance obligations will be satisfied in that period.

(c) Time Charter Assumed, Current and Non-Current: On November 12, 2018, the Company purchased the 60% equity interest it did not previously own, in the companies owning the containerships Triton, Titan, Talos, Taurus and Theseus. Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 7.4 years. On March 29, 2021, the Company purchased the 51% equity interest it did not previously own, in the company owning the containership Cape Artemisio. Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 4.3 years. As of December 31, 2022 and June 30, 2023, the aggregate balance of time charter assumed (current and non-current) was $667 and $568, respectively, and is separately reflected in the accompanying consolidated balance sheets. During the six-month periods ended June 30, 2022 and 2023, the amortization expense of Time charter assumed amounted to $98 and $98, respectively, and is included in Voyage revenue in the accompanying consolidated statements of income.